Investment Portfolio - September 30, 2020
(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 30.3%

Non-Convertible Corporate Bonds- 30.3%
Communication Services - 4.8%
Diversified Telecommunication Services - 2.0%
AT&T, Inc., 4.25%, 3/1/2027	1,440,000	$1,671,897
Verizon Communications, Inc., 5.25%, 3/16/2037	3,640,000	5,040,888
		6,712,785
Entertainment - 0.5%
The Walt Disney Co., 2.20%, 1/13/2028	1,570,000	1,653,325
Interactive Media & Services - 1.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	3,510,000	3,989,571
Media - 1.1%
Comcast Corp., 3.25%, 11/1/2039	3,390,000	3,775,214
Total Communication Services		16,130,895

Consumer Discretionary - 6.0%
Automobiles - 0.8%
Volkswagen Group of America Finance LLC (Germany), 3.35%, 5/13/2025[2]	2,350,000	2,566,073
Internet & Direct Marketing Retail - 3.6%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	5,040,000	5,643,979
Booking Holdings, Inc., 3.60%, 6/1/2026	4,510,000	4,995,951
Expedia Group, Inc., 6.25%, 5/1/2025[2]	1,550,000	1,709,509
		12,349,439
Specialty Retail - 1.1%
Ross Stores, Inc., 5.45%, 4/15/2050	1,200,000	1,572,778
The TJX Companies, Inc., 4.50%, 4/15/2050	1,790,000	2,310,984
		3,883,762
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., 3.375%, 3/27/2050	1,330,000	1,553,610
Total Consumer Discretionary		20,352,884

Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Energy Transfer Operating LP, 6.50%, 2/1/2042	3,590,000	3,760,406
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	2,850,000	3,729,679
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	4,360,000	5,155,675
The Williams Companies, Inc., 3.75%, 6/15/2027	3,060,000	3,357,903

Total Energy		16,003,663

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 3.0%
Banks - 3.0%
Bank of America Corp., 4.00%, 1/22/2025	2,200,000	$2,450,800
Citigroup, Inc., 4.45%, 9/29/2027	2,910,000	3,374,418
JP Morgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[3]	3,890,000	4,173,598

Total Financials		9,998,816

Health Care - 1.2%
Health Care Providers & Services - 0.7%
HCA, Inc., 4.125%, 6/15/2029	2,220,000	2,510,931
Pharmaceuticals - 0.5%
Pfizer, Inc., 2.625%, 4/1/2030	1,470,000	1,643,570

Total Health Care		4,154,501

Industrials - 4.4%
Airlines - 1.0%
Southwest Airlines Co., 5.25%, 5/4/2025	3,140,000	3,458,270
Industrial Conglomerates - 0.8%
General Electric Co., (3 mo. LIBOR US + 3.330%), 5.00%[3,4]	3,190,000	2,541,675
Trading Companies & Distributors - 2.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	4,100,000	4,096,599
Air Lease Corp.
3.75%, 6/1/2026	2,160,000	2,197,758
3.625%, 4/1/2027	880,000	868,805
Avolon Holdings Funding Ltd.
(Ireland), 4.375%, 5/1/2026[2]	890,000	845,831
(Ireland), 3.25%, 2/15/2027[2]	1,060,000	945,659
		8,954,652
Total Industrials		14,954,597

Information Technology - 1.1%
IT Services - 1.1%
Visa, Inc., 2.70%, 4/15/2040	3,490,000	3,775,077
Real Estate - 4.3%
Equity Real Estate Investment Trusts (REITS) - 4.3%
American Tower Corp., 3.80%, 8/15/2029	4,320,000	4,945,413
Camden Property Trust, 2.80%, 5/15/2030	3,070,000	3,345,015
Crown Castle International Corp., 3.10%, 11/15/2029	4,510,000	4,887,153
SBA Tower Trust, 2.328%, 1/15/2028[2]	1,300,000	1,320,164

Total Real Estate		14,497,745

Investment Portfolio - September 30, 2020
(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.8%
Electric Utilities - 0.8%
Dominion Energy, Inc., 3.375%, 4/1/2030	2,250,000	$2,536,941
TOTAL CORPORATE BONDS (Identified Cost $97,262,495)		102,405,119

ASSET-BACKED SECURITIES - 15.8%

AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/2037[2]	2,700,000	2,701,679
CarMax Auto Owner Trust, Series 2020- 2, Class A4, 2.05%, 5/15/2025	3,000,000	3,139,026
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/2030[2]	147,714	148,178
CCG Receivables Trust, Series 2019-1, Class A2, 2.80%, 9/14/2026[2]	1,283,709	1,306,158
CF Hippolyta LLC Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	1,327,784	1,354,111
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,650,000	1,678,821
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada), 2.12%, 11/15/2029[2]	118,630	119,513
CNH Equipment Trust, Series 2020-A, Class A3, 1.16%, 6/16/2025	1,000,000	1,014,483
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	1,140,002	1,180,762
CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/2053[2]	1,500,000	1,499,392
Credit Acceptance Auto Loan Trust Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	500,000	511,793
Series 2020-1A, Class B, 2.39%, 4/16/2029[2]	600,000	609,238
Ford Credit Auto Owner Trust, Series 2020-A, Class A4, 1.35%, 7/15/2025	1,750,000	1,798,352
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	2,396,219	2,412,174
Home Partners of America Trust, Series 2019-1, Class A, 2.908%, 9/17/2039[2]	952,653	988,949
Honda Auto Receivables Owner Trust, Series 2020-2, Class A4, 1.09%, 10/15/2026	2,000,000	2,037,788
Invitation Homes Trust Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 1.000%, 12/17/2036[2,5]	139,964	139,551
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.300%, 12/17/2036[2,5]	115,000	115,036

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Navient Private Education Loan Trust Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.658%, 6/25/2031[5]	955,889	$925,019
Series 2015-BA, Class A3, (1 mo. LIBOR US + 1.450%), 1.602%, 7/16/2040[2,5]	1,695,497	1,712,297
Series 2019-2A, Class A2, (1 mo. LIBOR US + 1.000%), 1.148%, 2/27/2068[2,5]	1,150,000	1,158,736
Series 2019-EA, Class A2A, 2.64%, 5/15/2068[2]	1,000,000	1,044,409
Nelnet Student Loan Trust Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.778%, 1/25/2037[2,5]	1,129,720	1,096,917
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.748%, 9/25/2047[2,5]	3,005,717	2,913,315
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	935,000	949,765
Progress Residential Trust Series 2019-SFR2, Class A, 3.147%, 5/17/2036[2]	904,576	934,537
Series 2019-SFR4, Class A, 2.687%, 10/17/2036[2]	800,000	823,001
Series 2020-SFR2, Class A, 2.078%, 6/17/2037[2]	1,000,000	1,021,140
SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	1,285,000	1,332,126
SoFi Consumer Loan Program Trust Series 2019-2, Class A, 3.01%, 4/25/2028[2]	253,261	256,146
Series 2019-3, Class A, 2.90%, 5/25/2028[2]	387,509	392,019
SoFi Professional Loan Program LLC Series 2016-E, Class A2B, 2.49%, 1/25/2036[2]	433,250	439,156
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	3,202,551	3,291,114
Series 2018-C, Class A1FX, 3.08%, 1/25/2048[2]	78,095	78,499
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	820,000	851,428
Series 2020-C, Class AFX, 1.95%, 2/15/2046[2]	918,110	939,063
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/2028[2]	47,623	47,725
Towd Point Mortgage Trust Series 2016-5, Class A1, 2.50%, 10/25/2056[2,6]	334,427	341,875
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,6]	289,526	296,964

Investment Portfolio - September 30, 2020
(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Towd Point Mortgage Trust (continued) Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.148%, 10/25/2048[2,5]	266,033	$266,412
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/2033[2]	3,000,000	3,079,216
Tricon American Homes Series 2016-SFR1, Class A, 2.589%, 11/17/2033[2]	471,094	472,931
Series 2020-SFR1, Class B, 2.049%, 7/17/2038[2]	1,300,000	1,324,019
Vantage Data Centers LLC, Series 2020- 1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,750,000
VB-S1 Issuer LLC Series 2020-1A, Class C2, 3.031%, 6/15/2050[2]	375,000	390,855
Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	2,250,000	2,254,219
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A3, 0.98%, 11/20/2024	410,000	415,161
TOTAL ASSET-BACKED SECURITIES (Identified Cost $52,761,403)		53,553,068

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%

BWAY Mortgage Trust, Series 2015- 1740, Class A, 2.917%, 1/10/2035[2]	400,000	406,686
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,6]	163,575	168,662
Credit Suisse Mortgage Capital Trust Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,6]	516,922	532,118
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,6]	614,789	645,126
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,6]	149,688	153,251
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,6]	101,352	104,180
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	295,754	306,888
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,050,000	1,081,060
Freddie Mac Multifamily Structured Pass-Through Certificates Series K014, Class X1 (IO), 1.324%, 4/25/2021[6]	6,683,582	21,744
Series K016, Class X1 (IO), 1.638%, 10/25/2021[6]	991,015	11,507
Series K021, Class X1 (IO), 1.543%, 6/25/2022[6]	8,631,558	158,473
Series K030, Class X1 (IO), 0.285%, 4/25/2023[6]	12,817,555	50,965

	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates (continued) Series K032, Class X1 (IO), 0.205%, 5/25/2023[6]	7,539,989	$20,887
Freddie Mac REMICS Series 4791, Class BA, 4.00%, 3/15/2044	313,193	319,558
Series 4801, Class BA, 4.50%,
5/15/2044	175,892	178,793
FREMF Mortgage Trust
Series 2011-K15, Class B, 5.129%,
8/25/2044[2,6]	170,000	174,723
Series 2015-K42, Class B, 3.982%,
12/25/2024[2,6]	380,000	411,644
Series 2015-K720, Class B, 3.510%,
7/25/2022[2,6]	340,000	351,343
Government National Mortgage
Association, Series 2017-54, Class
AH, 2.60%, 12/16/2056	399,116	418,304
GS Mortgage-Backed Securities Corp.
Trust, Series 2020-PJ3, Class A14,
3.00%, 10/25/2050[2,6]	1,888,158	1,936,323
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2010-C2,
Class A3, 4.070%, 11/15/2043[2]	82,133	82,062
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%,
3/25/2043[2,6]	79,205	80,780
Series 2013-2, Class A2, 3.50%,
5/25/2043[2,6]	81,898	85,809
Series 2014-2, Class 1A1, 3.00%,
6/25/2029[2,6]	115,096	117,554
Series 2017-3, Class 1A5, 3.50%,
8/25/2047[2,6]	203,060	203,846
Series 2017-6, Class A3, 3.50%,
12/25/2048[2,6]	147,624	151,649
Morgan Stanley Capital I Trust,
Series 2018-H3, Class A5, 4.177%,
7/15/2051	1,423,000	1,689,171
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75%,
1/25/2054[2,6]	196,687	211,889
Series 2014-3A, Class AFX3, 3.75%,
11/25/2054[2,6]	88,273	94,476
Series 2015-2A, Class A1, 3.75%,
8/25/2055[2,6]	189,876	205,431
Series 2016-4A, Class A1, 3.75%,
11/25/2056[2,6]	169,145	181,851
PMT Loan Trust, Series 2013-J1, Class
A9, 3.50%, 9/25/2043[2,6]	583,957	616,884
Sequoia Mortgage Trust
Series 2012-3, Class A1, 3.50%,
7/25/2042[6]	187,924	195,847
Series 2013-6, Class A2, 3.00%,
5/25/2043[6]	1,234,325	1,294,757

Investment Portfolio - September 30, 2020

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust (continued)
Series 2013-7, Class A2, 3.00%,
6/25/2043[6]	93,972	$95,362
Series 2013-8, Class A1, 3.00%,
6/25/2043[6]	273,055	281,642
Series 2016-3, Class A10, 3.50%,
11/25/2046[2,6]	682,010	695,995
Series 2020-1, Class A4, 3.50%,
2/25/2050[2,6]	549,333	556,765
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%,
4/25/2041[2,6]	787,274	793,279
UBS Commercial Mortgage Trust,
Series 2017-C7, Class A4, 3.679%,
12/15/2050	1,000,000	1,150,894
Waikiki Beach Hotel Trust, Series 2019-
WBM, Class A, (1 mo. LIBOR US +
1.050%), 1.202%, 12/15/2033[2,5]	415,000	394,335
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4, 3.664%,
9/15/2058	3,000,000	3,345,614
WFRBS Commercial Mortgage Trust
Series 2011-C2, Class A4, 4.869%,
2/15/2044[2,6]	603,008	606,556
Series 2014-C19, Class A5, 4.101%,
3/15/2047	2,000,000	2,184,386
WinWater Mortgage Loan Trust
Series 2015-1, Class A1, 3.50%,
1/20/2045[2,6]	69,837	72,063
Series 2015-2, Class A11, 3.50%,
2/20/2045[2,6]	2,068,870	2,110,683
TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $24,342,279)		24,951,815

FOREIGN GOVERNMENT BONDS - 0.6%

Export-Import Bank of Korea (South
Korea), 2.625%, 12/30/2020
(Identified Cost $1,999,869)	2,000,000	2,010,016

U.S. TREASURY SECURITIES - 24.8%

U.S. Treasury Bonds - 8.6%
U.S. Treasury Bond
2.50%, 2/15/2045	8,147,000	10,048,815
3.00%, 5/15/2047	6,812,000	9,249,419
U.S. Treasury Inflation Indexed Bond,
2.00%, 1/15/2026	8,354,816	9,842,202
Total U.S. Treasury Bonds
(Identified Cost $27,982,405) .		29,140,436

	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 16.2%
U.S. Treasury Floating Rate Note, (3
mo. US Treasury Bill Yield + 0.300%),
0.400%, 10/31/2021[5]	12,610,000	$12,650,760
U.S. Treasury Inflation Indexed Note,
0.125%, 4/15/2025	7,648,638	8,140,521
U.S. Treasury Note
2.625%, 5/15/2021	5,000	5,077
2.00%, 8/15/2025	4,315,000	4,676,213
1.625%, 5/15/2026	14,212,000	15,229,601
2.375%, 5/15/2027	12,320,000	13,890,319

Total U.S. Treasury Notes
(Identified Cost $54,254,421)		54,592,491
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $82,236,826)		83,732,927

U.S. GOVERNMENT AGENCIES - 20.1%

Mortgage-Backed Securities - 16.0%
Fannie Mae
Pool #888468, UMBS, 5.50%,
9/1/2021	7,687	7,740
Pool #995233, UMBS, 5.50%,
10/1/2021	56	56
Pool #888017, UMBS, 6.00%,
11/1/2021	1,549	1,569
Pool #995329, UMBS, 5.50%,
12/1/2021	4,561	4,593
Pool #888136, UMBS, 6.00%,
12/1/2021	2,073	2,105
Pool #888810, UMBS, 5.50%,
11/1/2022	8,525	8,594
Pool #AD0462, UMBS, 5.50%,
10/1/2024	4,225	4,458
Pool #MA3463, UMBS, 4.00%,
9/1/2033	340,976	361,561
Pool #MA1834, UMBS, 4.50%,
2/1/2034	54,484	60,117
Pool #FM1158, UMBS, 3.50%,
6/1/2034	941,108	996,099
Pool #828377, UMBS, 5.50%,
6/1/2035	234,261	274,854
Pool #MA2587, UMBS, 3.50%,
4/1/2036	430,967	464,302
Pool #889494, UMBS, 5.50%,
1/1/2037	220,438	259,640
Pool #MA3215, UMBS, 3.50%,
12/1/2037	1,665,129	1,764,231
Pool #FM2568, UMBS, 3.00%,
5/1/2038	909,494	952,326
Pool #889624, UMBS, 5.50%,
5/1/2038	33,280	38,604
Pool #995876, UMBS, 6.00%,
11/1/2038	95,882	112,888

Investment Portfolio - September 30, 2020

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AD0307, UMBS, 5.50%,
1/1/2039	32,391	$37,585
Pool #MA3988, UMBS, 3.00%,
4/1/2040	1,013,631	1,063,205
Pool #MA4016, UMBS, 2.50%,
5/1/2040	2,578,973	2,707,344
Pool #MA4054, UMBS, 2.50%,
6/1/2040	2,717,052	2,852,296
Pool #MA4071, UMBS, 2.00%,
7/1/2040	1,919,182	1,985,379
Pool #MA4072, UMBS, 2.50%,
7/1/2040	1,882,718	1,976,432
Pool #AI5172, UMBS, 4.00%,
8/1/2041	80,502	88,832
Pool #AH3858, UMBS, 4.50%,
8/1/2041	326,686	366,974
Pool #AL7729, UMBS, 4.00%,
6/1/2043	111,327	122,525
Pool #AX1685, UMBS, 3.50%,
11/1/2044	883,799	974,277
Pool #AS4103, UMBS, 4.50%,
12/1/2044	234,139	258,578
Pool #AY8604, UMBS, 3.50%,
4/1/2045	178,777	192,011
Pool #AZ4750, UMBS, 3.50%,
10/1/2045	1,237,559	1,335,953
Pool #AZ9215, UMBS, 4.00%,
10/1/2045	586,040	639,581
Pool #BC6764, UMBS, 3.50%,
4/1/2046	88,360	94,324
Pool #BC8677, UMBS, 4.00%,
5/1/2046	81,421	87,729
Pool #BD2179, UMBS, 4.00%,
7/1/2046	216,975	235,830
Pool #AS7660, UMBS, 2.50%,
8/1/2046	4,615,312	4,867,847
Pool #BD1191, UMBS, 3.50%,
1/1/2047	379,181	402,624
Pool #BE7845, UMBS, 4.50%,
2/1/2047	97,293	106,077
Pool #MA3007, UMBS, 3.00%,
4/1/2047	1,495,676	1,571,993
Pool #FM3157, UMBS, 3.50%,
1/1/2048	2,576,287	2,748,489
Pool #MA3238, UMBS, 3.50%,
1/1/2048	1,688,176	1,784,881
Pool #BM5526, UMBS, 3.50%,
2/1/2048	1,806,965	1,912,445
Pool #FM2232, UMBS, 4.00%,
6/1/2048	325,428	348,157
Pool #AL8674, 5.643%, 1/1/2049	460,596	544,308
Pool #FM0030, UMBS, 3.00%,
2/1/2049	4,011,403	4,200,317

	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA3996, 2.50%, 4/1/2050	490,089	$504,038
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	2,977	3,032
Pool #G12655, 6.00%, 5/1/2022	2,112	2,158
Pool #G12988, 6.00%, 1/1/2023	2,194	2,268
Pool #G13078, 6.00%, 3/1/2023	3,370	3,478
Pool #D98711, 4.50%, 7/1/2031	88,646	97,814
Pool #C91746, 4.50%, 12/1/2033	76,922	84,895
Pool #C91771, 4.50%, 6/1/2034	95,449	105,341
Pool #C91780, 4.50%, 7/1/2034	101,319	111,819
Pool #QN0349, UMBS, 3.00%,
8/1/2034	916,707	962,677
Pool #C91832, 3.50%, 6/1/2035	457,904	495,021
Pool #G07655, 5.50%, 12/1/2035	67,420	79,193
Pool #K93731, 3.00%, 11/1/2036	2,609,204	2,741,666
Pool #G08268, 5.00%, 5/1/2038	478,606	546,032
Pool #G05275, 5.50%, 2/1/2039	156,719	180,917
Pool #G05900, 6.00%, 3/1/2040	30,033	35,324
Pool #A92889, 4.50%, 7/1/2040	209,795	235,372
Pool #A93451, 4.50%, 8/1/2040	582,677	655,662
Pool #G60513, 5.00%, 7/1/2041	547,344	629,776
Pool #G60071, 4.50%, 7/1/2042	230,069	258,669
Pool #Q17513, 3.50%, 4/1/2043	156,959	170,343
Pool #G60183, 4.00%, 12/1/2044	223,954	243,294
Pool #Q37592, 4.00%, 12/1/2045	557,327	608,427
Pool #Q37857, 4.00%, 12/1/2045	511,162	556,496
Pool #G60855, 4.50%, 12/1/2045	219,247	245,528
Pool #Q38388, 4.00%, 1/1/2046	625,388	684,911
Pool #Q47544, 4.00%, 3/1/2047	584,377	634,536
Pool #Q47130, 4.50%, 4/1/2047	112,497	122,927
Pool #G08786, 4.50%, 10/1/2047	216,993	236,404
Pool #QA9848, UMBS, 2.50%,
5/1/2050	3,874,757	4,067,627

Total Mortgage-Backed Securities
(Identified Cost $53,251,656)		54,125,375
Other Agencies - 4.1%
Federal National Mortgage Association,
1.875%, 9/24/2026
(Identified Cost $13,890,788)	12,875,000	13,954,435
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $67,142,444)		68,079,810

Investment Portfolio - September 30, 2020

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

SHORT-TERM INVESTMENT - 0.9%

Dreyfus Government Cash Management,
Institutional Shares, 0.25%[7]
(Identified Cost $3,008,853)	3,008,853	$3,008,853

TOTAL INVESTMENTS - 99.9%
(Identified Cost $328,754,169)		337,741,608
OTHER ASSETS, LESS LIABILITIES - 0.1%		213,993
NET ASSETS - 100%		$337,955,601

IO - Interest only

LIBOR - London Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $68,827,069, or 20.4% of the Series’ net assets as of September 30, 2020.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2020.

4Security is perpetual in nature and has no stated maturity date.

5Floating rate security. Rate shown is the rate in effect as of September 30, 2020.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2020.

7Rate shown is the current yield as of September 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government
agencies	$151,812,737	$—	$151,812,737	$—
Corporate debt:
Communication Services	16,130,895	—	16,130,895	—
Consumer Discretionary	20,352,884	—	20,352,884	—

Investment Portfolio - September 30, 2020

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Energy	$16,003,663	$—	$16,003,663	$—
Financials	9,998,816	—	9,998,816	—
Health Care	4,154,501	—	4,154,501	—
Industrials	14,954,597	—	14,954,597	—
Information Technology	3,775,077	—	3,775,077	—
Real Estate	14,497,745	—	14,497,745	—
Utilities	2,536,941	—	2,536,941	—
Asset-backed securities	53,553,068	—	53,553,068	—
Commercial mortgage-backed securities	24,951,815	—	24,951,815	—
Foreign government bonds	2,010,016	—	2,010,016	—
Short-Term Investment	3,008,853	3,008,853	—	—
Total assets	$337,741,608	$3,008,853	$334,732,755	$—

There were no Level 3 securities held by the Series as of December 31, 2019 or September 30, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.